N-2 $ in Millions	Feb. 18, 2026 USD ($)
Cover [Abstract]
Entity Central Index Key	0001321741
Amendment Flag	false
Securities Act File Number	814-00704
Document Type	8-K
Entity Registrant Name	GLADSTONE INVESTMENT CORPORATION\DE
Entity Address, Address Line One	1521 Westbranch Drive
Entity Address, Address Line Two	Suite 100
Entity Address, City or Town	McLean
Entity Address, State or Province	VA
Entity Address, Postal Zip Code	22102
City Area Code	703
Local Phone Number	287-5800
Entity Emerging Growth Company	false
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Long Term Debt [Table Text Block]
On February 18, 2026, in connection with a previously announced public offering, Gladstone Investment Corporation (the “Company”) and UMB Bank, National Association, as trustee (the “Trustee”), entered into a Seventh Supplemental Indenture (the “Seventh Supplemental Indenture”) to the Indenture, dated May 22, 2020, between the Company and the Trustee (together with the Seventh Supplemental Indenture, the “Indenture”). The Seventh Supplemental Indenture relates to Company’s issuance, offer and sale of up to $115.0 million aggregate principal amount of its 7.125% Notes due 2031 (the “Notes”).
The Notes will mature on May 1, 2031, unless previously redeemed or repurchased in accordance with their terms. The interest rate of the Notes is 7.125% per year, and interest on the Notes will be paid on February 1, May 1, August 1 and November 1 of each year, beginning on May 1, 2026. The Notes are the Company’s direct unsecured obligations and rank pari passu with the Company’s existing and future unsecured, unsubordinated indebtedness, including its 5.00% notes due 2026, 4.875% notes due 2028, 6.875% Notes due 2028 and 7.875% notes due 2030; senior to any series of preferred stock that the Company may issue in the future; senior to any of the Company’s future indebtedness that expressly provides it is subordinated to the Notes; effectively subordinated to any future secured indebtedness of the Company (including indebtedness that is initially unsecured to which the Company subsequently grants security), to the extent of the value of the assets securing such indebtedness; and structurally subordinated to all existing and future indebtedness and other obligations of any of the Company’s existing or future subsidiaries, including, without limitation, borrowings under the Company’s credit facility.
The Notes may be redeemed in whole or in part at any time or from time to time at the Company’s option on or after May 1, 2028, upon not less than 30 days nor more than 60 days written notice by mail prior to the date fixed for redemption thereof, at a redemption price of 100% of the outstanding principal amount of the Notes to be redeemed plus accrued and unpaid interest payments otherwise payable for the then-current quarterly interest period accrued to, but not including, the date fixed for redemption.
The Indenture contains certain covenants, including covenants requiring the Company to comply with Section 18(a)(1)(A) as modified by Section 61(a)(2) of the Investment Company Act of 1940, as amended (the “Investment Company Act”), or any successor provisions, to comply with Section 18(a)(1)(B) as modified by Section 61(a)(2) of the Investment Company Act, or any successor provisions but giving effect to any no-action
relief granted by the Securities and Exchange Commission (the “SEC”) to another business development company and upon which the Company may reasonably rely (or to the Company if the Company determines to seek such similar no-action
or other relief), and to provide certain financial information to the holders of the Notes and the Trustee if the Company should no longer be subject to the reporting requirements under the Securities Exchange Act of 1934, as amended. These covenants are subject to important limitations and exceptions that are set forth in the Indenture.
The Notes were offered and sold pursuant to the Company’s effective shelf registration statement on Form
N-2
(Registration No. 333-277452) previously filed with the SEC, as supplemented by a preliminary prospectus supplement dated February 9, 2026, the pricing term sheet dated February 10, 2026 and a final prospectus supplement dated February 10, 2026. This Current Report on Form
8-K
shall not constitute an offer to sell or a solicitation of an offer to buy any securities, nor shall there be any sale of these securities in any state or jurisdiction in which such an offer, solicitation or sale would be unlawful prior to registration or qualification under the securities laws of any such state or other jurisdiction. The transaction closed on February 18, 2026.
The Company intends to use the net proceeds from the offering to repay a portion of the amount outstanding under its credit facility, to fund new investment opportunities and for other general corporate purposes. The Company intends to re-borrow under its
credit facility to make investments in portfolio companies in accordance with its investment objectives depending on the availability of appropriate investment opportunities consistent with its investment objectives depending on the availability of appropriate investment opportunities consistent with its investment objectives and market conditions and for other general corporate purposes.
The description above is only a summary of the material provisions of the Seventh Supplemental Indenture and the Notes and is qualified in its entirety by reference to copies of the Seventh Supplemental Indenture and the Notes, respectively, each filed as exhibits to this Current Report on Form 8-K and incorporated
by reference herein.

Long Term Debt, Title [Text Block]	the “Seventh Supplemental Indenture”
Long Term Debt, Principal	$ 115.0
Long Term Debt, Structuring [Text Block]
The Notes will mature on May 1, 2031, unless previously redeemed or repurchased in accordance with their terms. The interest rate of the Notes is 7.125% per year, and interest on the Notes will be paid on February 1, May 1, August 1 and November 1 of each year, beginning on May 1, 2026. The Notes are the Company’s direct unsecured obligations and rank pari passu with the Company’s existing and future unsecured, unsubordinated indebtedness, including its 5.00% notes due 2026, 4.875% notes due 2028, 6.875% Notes due 2028 and 7.875% notes due 2030; senior to any series of preferred stock that the Company may issue in the future; senior to any of the Company’s future indebtedness that expressly provides it is subordinated to the Notes; effectively subordinated to any future secured indebtedness of the Company (including indebtedness that is initially unsecured to which the Company subsequently grants security), to the extent of the value of the assets securing such indebtedness; and structurally subordinated to all existing and future indebtedness and other obligations of any of the Company’s existing or future subsidiaries, including, without limitation, borrowings under the Company’s credit facility.

Long Term Debt, Dividends and Covenants [Text Block]
The Notes may be redeemed in whole or in part at any time or from time to time at the Company’s option on or after May 1, 2028, upon not less than 30 days nor more than 60 days written notice by mail prior to the date fixed for redemption thereof, at a redemption price of 100% of the outstanding principal amount of the Notes to be redeemed plus accrued and unpaid interest payments otherwise payable for the then-current quarterly interest period accrued to, but not including, the date fixed for redemption.
The Indenture contains certain covenants, including covenants requiring the Company to comply with Section 18(a)(1)(A) as modified by Section 61(a)(2) of the Investment Company Act of 1940, as amended (the “Investment Company Act”), or any successor provisions, to comply with Section 18(a)(1)(B) as modified by Section 61(a)(2) of the Investment Company Act, or any successor provisions but giving effect to any no-action
relief granted by the Securities and Exchange Commission (the “SEC”) to another business development company and upon which the Company may reasonably rely (or to the Company if the Company determines to seek such similar no-action
or other relief), and to provide certain financial information to the holders of the Notes and the Trustee if the Company should no longer be subject to the reporting requirements under the Securities Exchange Act of 1934, as amended. These covenants are subject to important limitations and exceptions that are set forth in the Indenture.